EQUITY - Company Common Stock (FY) (Details) - shares	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 15, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock outstanding (in shares)			0
Voting Ownership in DMS Inc.			55.20%
Prism and Clairvest Direct Seller | DMSH
Class of Stock [Line Items]
Shares issued (in shares)	142,394
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		33,687,000	32,392,576		0
Economic Ownership in DMSH		56.20%	55.20%
Economic Ownership in the Company		100.00%	100.00%
Voting Ownership in DMS Inc.			55.50%	56.40%
Class A Common Stock | Blocker Corp
Class of Stock [Line Items]
Shares issued (in shares)	98,783
Class B Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)		25,999,000	25,999,464		0
Economic Ownership in DMSH		43.30%	44.30%
Economic Ownership in the Company		0.00%	0.00%
Voting Ownership in DMS Inc.			44.50%	43.60%
Class B Common Stock | Prism and Clairvest Direct Seller
Class of Stock [Line Items]
Shares issued (in shares)	142,394